PROPERTY, PLANT AND MINE DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Property, Plant and Mine Development

		At December 31, 2013			At December 31, 2012
	Depreciable Life	Cost	Accumulated Amortization	Net Book Value	Cost	Accumulated Amortization	Net Book Value
	(in years)
Land	—	$227	$—	$227	$223	$—	$223
Facilities and equipment	1-35	15,945	(8,671)	7,274	13,996	(6,596)	7,400
Mine development	1-35	4,792	(2,582)	2,210	4,793	(2,031)	2,762
Mineral interests	1-35	2,163	(710)	1,453	4,854	(752)	4,102
Asset retirement cost	1-35	1,043	(465)	578	988	(340)	648
Construction-in-progress	—	2,535	—	2,535	2,875	—	2,875

		$26,705	$(12,428)	$14,277	$27,729	$(9,719)	$18,010

Leased assets included above in facilities and equipment	1-35	$9	$(1)	$8	$5	$(1)	$4

		At December 31, 2013			At December 31, 2012
Mineral Interests	Amortization Period	Gross Carrying Value	Accumulated Amortization	Net Book Value	Gross Carrying Value	Accumulated Amortization	Net Book Value
	(in years)
Production stage	1-22	$959	$(710)	$249	$1,257	$(752)	$505
Development stage	—	162	—	162	149	—	149
Exploration stage	—	1,042	—	1,042	3,448	—	3,448

		$2,163	$(710)	$1,453	$4,854	$(752)	$4,102